Goodwill and Other Intangible Assets - Summary Of Weighted Average Remaining Useful Lives Per Intangible Asset Category (Detail)	12 Months Ended
Dec. 31, 2021
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	5 years 9 months 18 days
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	3 years 1 month 6 days
Carrier contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	4 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	5 years 1 month 6 days
Internally developed computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	4 years